Short-Term Investments	12 Months Ended
Dec. 31, 2021
Schedule of Investments [Abstract]
Short-Term Investments	Short-Term Investments
As of December 31, 2021 and 2020, short-term investments consisted of the following:

(in thousands)	2021	2020
Commercial paper	$139,785	$—
Money market deposits	45,000	—
Marketable equity securities	—	117,249
Total	$184,785	$117,249
At December 31, 2021, we had $184.8 million of commercial paper and money market deposits due from financial and nonfinancial institutions. These instruments are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and carried at fair market value, which is equal to the cost. All instruments are classified as current assets in the accompanying balance sheet as they have a maturity of less than one year or are redeemable at our discretion. Interest income is determined using the effective interest rate method.
At December 31, 2020, short-term investments include the fair value of our marketable equity securities totaling $117.2 million. These investments, further discussed in Note 10 "Investments", are reported at fair value with gains and losses recorded in earnings.